INVESTMENT MANAGERS SERIES TRUST
803 W. Michigan Street
Milwaukee, Wisconsin  53233

November 15, 2013

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”) File No. 333-122901 and 811-21719 on behalf of Zacks Dividend Strategy Fund (the “Fund”)

The Registrant is filing Post-Effective Amendment No. 430 to its Registration Statement under Rule 485(a)(2) to create a new series, Zacks Dividend Strategy Fund.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Joy Ausili

Joy Ausili
Investment Managers Series Trust
Secretary